Related Parties (Details) - USD ($)	3 Months Ended	9 Months Ended
	Dec. 31, 2021	Sep. 30, 2022
Related Parties (Details) [Line Items]
Annual interest		10.00%
Property acquisition fee		2.50%
Annual fee (in Dollars)		$ 50,000
Percentage of equity investment		3.00%
Fees totaling amount (in Dollars)	$ 507,272
Equity placement fees percentage		2.00%
Investor relations fees percentage		1.75%
Maple Farms [Member]
Related Parties (Details) [Line Items]
Property acquisition fee		2.00%